Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2017
Registrant Name	PENN Capital Funds Trust
Central Index Key	0001618627
Amendment Flag	false
Document Creation Date	Jul. 31, 2017
Document Effective Date	Jul. 31, 2017
Prospectus Date	Oct. 31, 2016
Penn Capital Senior Floating Rate Income Fund | Institutional Class
Prospectus:
Trading Symbol	PFRNX
Penn Capital Senior Floating Rate Income Fund | Investor Class
Prospectus:
Trading Symbol	PFRVX